Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Linking pay and performance is an important component of MarineMax's compensation philosophy and aligns to the interests of our shareholders. The Compensation Committee believes that the Company’s compensation plans and programs provide strong pay and performance alignment as demonstrated and described through the Compensation Discussion and Analysis section of this proxy statement. The following Pay versus Performance disclosure is calculated in a manner consistent with SEC rules.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following table, which sets forth information concerning the compensation of our Principal Executive Officer ("PEO") and Non-Principal Executive Officers ("Non-PEO NEOs") for each of the fiscal years ended September 30, 2021, 2022, 2023 and 2024, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based On (c):
Year (a)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (b)	Total Shareholder Return (c)	Peer Group Total Shareholder Return (c)	Net Income attributable to MarineMax, Inc.	Company Selected Measure: Diluted net income per common share (d)
2024	6,451,890	7,131,898	2,300,236	2,435,118	$137.40	$140.30	38,066,000	$1.65
2023	6,006,138	5,900,178	2,071,320	2,101,614	$127.85	$98.36	109,282,000	$4.87
2022	5,457,691	2,472,379	1,807,465	919,296	$116.05	$86.45	197,989,000	$8.84
2021	3,971,985	8,516,604	1,514,094	3,081,533	$189.01	$114.29	154,979,000	$6.78

(a) NEOs included in the compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	W. Brett McGill	William H. McGill, Jr., Michael H. McLamb, Charles A. Cashman, Kyle G. Langbehn, Shawn Berg
2023	W. Brett McGill	William H. McGill, Jr., Michael H. McLamb, Charles A. Cashman, Kyle G. Langbehn
2022	W. Brett McGill	William H. McGill, Jr., Michael H. McLamb, Charles A. Cashman, Anthony E. Cassella, Jr.
2021	W. Brett McGill	William H. McGill, Jr., Michael H. McLamb, Charles A. Cashman, Anthony E. Cassella, Jr.

(b) The Summary Compensation Table totals reported for the PEOs and the average of the Non-PEO NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate "Compensation Actually Paid”:

	2024		2023		2022		2021
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table - Total Compensation	6,451,890	2,300,236	6,006,138	2,071,320	5,457,691	1,807,465	3,971,985	1,514,094

Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	(4,249,992)	(938,999)	(3,802,488)	(961,995)	(2,771,009)	(677,865)	(1,442,985)	(416,993)

Increase/deduction for the Inclusion of Item 402(v) Equity Values (e):

Year End Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Fiscal Year End	3,912,607	751,463	2,853,863	722,007	1,967,242	481,257	2,886,212	834,071

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	177,164	38,406	179,831	56,574	(1,001,343)	(330,350)	1,545,208	668,345

Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	658,949	223,332	480,583	121,573	199,206	48,707	292,236	84,437

Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	181,280	60,680	182,251	92,135	(1,379,408)	(409,918)	1,263,948	397,579

Fair Value at the End of the Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-	-	-	-

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	-	-	-	-	-	-	-	-

Total Adjustments	680,008	134,882	(105,960)	30,294	(2,985,312)	(888,169)	4,544,619	1,567,439
Compensation Actually Paid	7,131,898	2,435,118	5,900,178	2,101,614	2,472,379	919,296	8,516,604	3,081,533

(c) TSR and Peer Group TSR: Peer Group TSR reflects the Dow Jones US Retail Total Stock Market Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended September 30, 2024. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, if such amount were invested on September 30, 2020.

(d) The Company has identified diluted net income per common share as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Non-PEO NEOs in 2024 to the Company’s performance.

(e) The amounts shown in this table represent the fair value of RSU awards determined in accordance with ASC 718. The assumptions used in determining the fair value of stock option and restricted stock awards are set forth in Note 14 to the Consolidated Financial Statements in our Form 10-K for the year ended September 30, 2024. Each named executive officer forfeits the unvested portion, if any, of the officer’s RSUs if the officer’s service to our Company is terminated for any reason, except upon death, as may otherwise be determined by the Board of Directors or as provided in an employment agreement.

Narrative Disclosure to Pay Versus Performance Table

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our net income, (ii) our diluted net income per common share, and (iii) our cumulative TSR, as well as the relationship between our TSR and the Peer Group TSR, in each case, for the fiscal years ended September 30, 2021, 2022, 2023 and 2024.

Pay Versus Performance Tabular List

We believe diluted net income per common share represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended September 30, 2024.

In the “Compensation Discussion and Analysis” section of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program appropriately rewards our PEO and the Non-PEO NEOs for Company and individual performance, promotes retention of our senior leadership team and supports long-term value creation for our stockholders.

For 2024, the following list represents the most important financial performance measures we used to link Compensation Actually Paid with our financial performance, as further discussed in the “Compensation Discussion and Analysis” section:

Diluted Net Income Per Common Share	Pretax Income	Aged Inventory Targets	Net Promoter Score

Company Selected Measure Name	diluted net income per common share
Named Executive Officers, Footnote

					Value of Initial Fixed $100 Investment Based On (c):
Year (a)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (b)	Total Shareholder Return (c)	Peer Group Total Shareholder Return (c)	Net Income attributable to MarineMax, Inc.	Company Selected Measure: Diluted net income per common share (d)
2024	6,451,890	7,131,898	2,300,236	2,435,118	$137.40	$140.30	38,066,000	$1.65
2023	6,006,138	5,900,178	2,071,320	2,101,614	$127.85	$98.36	109,282,000	$4.87
2022	5,457,691	2,472,379	1,807,465	919,296	$116.05	$86.45	197,989,000	$8.84
2021	3,971,985	8,516,604	1,514,094	3,081,533	$189.01	$114.29	154,979,000	$6.78

Peer Group Issuers, Footnote

(c) TSR and Peer Group TSR: Peer Group TSR reflects the Dow Jones US Retail Total Stock Market Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended September 30, 2024. Each year of TSR and Peer Group TSR reflects what the cumulative value of $100 would be, if such amount were invested on September 30, 2020.

PEO Total Compensation Amount	$ 6,451,890	$ 6,006,138	$ 5,457,691	$ 3,971,985
PEO Actually Paid Compensation Amount	$ 7,131,898	5,900,178	2,472,379	8,516,604
Adjustment To PEO Compensation, Footnote

(d) The Company has identified diluted net income per common share as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Non-PEO NEOs in 2024 to the Company’s performance.

(e) The amounts shown in this table represent the fair value of RSU awards determined in accordance with ASC 718. The assumptions used in determining the fair value of stock option and restricted stock awards are set forth in Note 14 to the Consolidated Financial Statements in our Form 10-K for the year ended September 30, 2024. Each named executive officer forfeits the unvested portion, if any, of the officer’s RSUs if the officer’s service to our Company is terminated for any reason, except upon death, as may otherwise be determined by the Board of Directors or as provided in an employment agreement.

Non-PEO NEO Average Total Compensation Amount	$ 2,300,236	2,071,320	1,807,465	1,514,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,435,118	2,101,614	919,296	3,081,533
Adjustment to Non-PEO NEO Compensation Footnote

(d) The Company has identified diluted net income per common share as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Non-PEO NEOs in 2024 to the Company’s performance.

(e) The amounts shown in this table represent the fair value of RSU awards determined in accordance with ASC 718. The assumptions used in determining the fair value of stock option and restricted stock awards are set forth in Note 14 to the Consolidated Financial Statements in our Form 10-K for the year ended September 30, 2024. Each named executive officer forfeits the unvested portion, if any, of the officer’s RSUs if the officer’s service to our Company is terminated for any reason, except upon death, as may otherwise be determined by the Board of Directors or as provided in an employment agreement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

For 2024, the following list represents the most important financial performance measures we used to link Compensation Actually Paid with our financial performance, as further discussed in the “Compensation Discussion and Analysis” section:

Diluted Net Income Per Common Share	Pretax Income	Aged Inventory Targets	Net Promoter Score

Total Shareholder Return Amount	$ 137.4	127.85	116.05	189.01
Peer Group Total Shareholder Return Amount	140.3	98.36	86.45	114.29
Net Income (Loss)	$ 38,066,000	$ 109,282,000	$ 197,989,000	$ 154,979,000
Company Selected Measure Amount	1.65	4.87	8.84	6.78
PEO Name	W. Brett McGill	W. Brett McGill	W. Brett McGill	W. Brett McGill
Compensation Actually Paid Adjustment [Table Text Block]

(b) The Summary Compensation Table totals reported for the PEOs and the average of the Non-PEO NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate "Compensation Actually Paid”:

	2024		2023		2022		2021
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table - Total Compensation	6,451,890	2,300,236	6,006,138	2,071,320	5,457,691	1,807,465	3,971,985	1,514,094

Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	(4,249,992)	(938,999)	(3,802,488)	(961,995)	(2,771,009)	(677,865)	(1,442,985)	(416,993)

Increase/deduction for the Inclusion of Item 402(v) Equity Values (e):

Year End Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Fiscal Year End	3,912,607	751,463	2,853,863	722,007	1,967,242	481,257	2,886,212	834,071

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	177,164	38,406	179,831	56,574	(1,001,343)	(330,350)	1,545,208	668,345

Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	658,949	223,332	480,583	121,573	199,206	48,707	292,236	84,437

Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year	181,280	60,680	182,251	92,135	(1,379,408)	(409,918)	1,263,948	397,579

Fair Value at the End of the Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-	-	-	-

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	-	-	-	-	-	-	-	-

Total Adjustments	680,008	134,882	(105,960)	30,294	(2,985,312)	(888,169)	4,544,619	1,567,439
Compensation Actually Paid	7,131,898	2,435,118	5,900,178	2,101,614	2,472,379	919,296	8,516,604	3,081,533

Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Net Income Per Common Share
Measure:: 2
Pay vs Performance Disclosure
Name	Pretax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Aged Inventory Targets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Promoter Score
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 680,008	$ (105,960)	$ (2,985,312)	$ 4,544,619
PEO | Deduction For Amount Reported Under The Stock Awards And Option Awards Colums Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,249,992)	(3,802,488)	(2,771,009)	(1,442,985)
PEO | Year End Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,912,607	2,853,863	1,967,242	2,886,212
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,164	179,831	(1,001,343)	1,545,208
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	658,949	480,583	199,206	292,236
PEO | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,280	182,251	(1,379,408)	1,263,948
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,882	30,294	(888,169)	1,567,439
Non-PEO NEO | Deduction For Amount Reported Under The Stock Awards And Option Awards Colums Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938,999)	(961,995)	(677,865)	(416,993)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	751,463	722,007	481,257	834,071
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,406	56,574	(330,350)	668,345
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,332	121,573	48,707	84,437
Non-PEO NEO | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,680	$ 92,135	$ (409,918)	$ 397,579